Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

14       Leases

(i) Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended	As of January 1,
	December 31, 2019	2019 *
Right-of-use assets
Land, building and improvements	7,037	10,103
Plant and production equipment	1,003	1,224
Vehicles, furniture and fixtures	340	519
	8,380	11,846

Lease liabilities
Current	3,144	4,942
Non-current	5,783	8,607
	8,927	13,549

* In the previous year, the group only recognized lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 Leases. The assets were presented in property, plant and equipment and the liabilities as part of the group’s borrowings. For adjustments recognized on adoption of IFRS 16 on January 1, 2019, please refer to note 2.Y.

The evolution of right-of-use assets and lease liabilities during the year 2019 is as follows:

Right-of-use assets	2019
Balances at the beginning of the year	—
Adjustment on adoption of IFRS 16	11,846
Adjusted balances at the beginning of the period	11,846
Additions	427
Depreciation of the year	(3,443)
Translation differences and inflation adjustment	(450)
Balances at the end of the year	8,380

Lease liabilities	2019
Balances at the beginning of the year	—
Adjustment on adoption of IFRS 16	13,549
Adjusted balances at the beginning of the period	13,549
New contracts	436
Lease payments	(5,130)
Leases financial cost	477
Translation differences and inflation adjustment	(405)
Balances at the end of the year	8,927

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2019 (1)	3,523	898	2,159	4,004	10,584

(1) The amounts disclosed in the table are the contracted undiscounted cash flows.

(ii) Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

For the year ended
December 31, 2019
Depreciation charge of right-of-use assets
Land, building and improvements	(2,957)
Plant and production equipment	(160)
Vehicles, furniture and fixtures	(326)
(3,443)

Financial expenses (Leases financial cost)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(2,011)

(iii) Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passengers traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the group with such variable lease contracts would increase total lease payments by approximately USD 201.

(v) The group as a lessor

As indicated in Note 2.Y, leases and sub-concession of spaces are classified as operating leases.  These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passengers traffic, correspond to a 41% of total revenues of leases and sub-concession of spaces.

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

At December 31,
2019
Within 1 year	90,914
Between 1 and 5 years	248,986
Later than 5 years	296,899
Total	636,799